UAM FUND SERVICES, INC.
211 Congress Street
Boston, Massachusetts  02110


May 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Office of Filings, Information and Consumer Services

Re:		The Analytic Series Fund
		File Nos. 33-55758/ 811-7366

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
Act), I hereby certify that the Statement of Additional Information of The Analytic Series Fund (the Fund) that would have been filed pursuant to Rule 497(j) does not differ from that contained in Post-Effective Amendment No. 9 to the Funds Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 28, 1998.

This letter and the certification contained therein is limited to the Statement of Additional Information of the Fund, and does not intend to be applicable to the Prospectus of the Fund, which was filed yesterday, April 30, 1998 under separate cover pursuant to Rule 497 (c) of the Act.

If you have any questions concerning this filing, please call me at 617-542-5440. Thank you.

Very truly yours,

/s/Theresa DelVecchio
Theresa DelVecchio